UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one): [ ] is a restatement
                                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    CoreStates Capital Advisors LLC
Address: 115 Pheasant Run
         Suite 112
         Newtown, PA 18940

Form 13F File Number: 028-13583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John T. Poprik
Title:   Chief Financial Officer
Phone:   267-759-5000

Signature, Place and Date of Signing:

    /s/ John T. Poprik              Newtown, PA            February 12, 2010
---------------------------       ----------------    --------------------------
         (Signature)               (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 119

Form 13F Information Table Value Total: $66,896 (in thousands)

List of Other Included Managers:        None


                              CORESTATES CAPITAL ADVISORS - FORM 13F INFORMATION TABLE - DECEMBER 31, 2009

         Column 1                     Column 2           Column 3     Column 4 Column 5    Column 6    Column 7       Column 8
                                       Title                                    Shs of    Investment     Other    Voting Authority
      Name of Issuer                  of class            CUSIP        Value   Prn Amt    Discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
3m Company                            COM                88579Y101     596,464      7215     Sole                   X
A F L A C Inc                         COM                1055102       549,959     11891     Sole                   X
A T & T Inc New                       COM                00206R102     227,160      8104     Sole                   X
Abb Ltd Adr                           ADR                375204        656,123     34352     Sole                   X
Abbott Laboratories                   COM                2824100       204,406      3786     Sole                   X
Adobe Systems Inc                     COM                00724F101     550,633     14971     Sole                   X
Akamai Technologies                   COM                00971T101     321,032     12669     Sole                   X
Allscripts Misys Health               COM                01988P108     360,397     17815     Sole                   X
Apple Inc                             COM                37833100      612,809      2908     Sole                   X
Atwood Oceanics Inc                   COM                50095108      283,107      7897     Sole                   X
Bank Of America Corp                  COM                60505104      527,145     35003     Sole                   X
Bank Of Nova Scotia                   COM                64149107      506,054     10827     Sole                   X
Barclays Bank Ipath Etn               IPATH SHRT ETN     06740C527     384,139     11275     Sole                   X
Baxter International Inc              COM                71813109      278,789      4751     Sole                   X
Becton Dickinson and Co               COM                75887109      968,637     12283     Sole                   X
Bhp Billiton Ltd Adr                  SPONSORED ADR      88606108      399,671      5219     Sole                   X
C V S Corp Del                        COM                126650100     682,981     21204     Sole                   X
Capital One Financial Cp              COM                14040H105     675,992     17632     Sole                   X
Cellcom Israel Ltd                    SHS                M2196U109     678,678     21169     Sole                   X
Chevron Corporation                   COM                166764100     698,667      9075     Sole                   X
Cia Siderurgica Spn Adrf              SPONSORED ADR      20440W105     371,633     11639     Sole                   X
Cisco Systems Inc                     COM                17275R102   2,143,516     89537     Sole                   X
Coca Cola Company                     COM                191216100     798,171     14003     Sole                   X
Conocophillips                        COM                20825C104     517,596     10135     Sole                   X
Credicorp Ltd                         COM                G2519Y108     706,119      9168     Sole                   X
Ctrip Com Intl Ltd Adr                ADR                22943F100     430,944      5997     Sole                   X
Diageo Plc New Adr                    ADR                25243Q205     388,280      5594     Sole                   X
Directv Group Inc                     COM                25459L106     446,390     13385     Sole                   X
Discovery Commun Ser A   COM SER  A   COM SER A          25470F104     322,648     10520     Sole                   X
Disney Walt Co                        COM                254687106     204,304      6335     Sole                   X
Endurance Specalty Hldgf              SHS                G30397106     346,053      9295     Sole                   X
Exelon Corporation                    COM                30161N101     382,799      7833     Sole                   X
Exxon Mobil Corporation               COM                30231G102     878,901     12889     Sole                   X
F P L Group Incorporated              COM                302571104     406,450      7695     Sole                   X
First Tr Nasdaq 100 Fund              COM                337344105   1,245,060     63041     Sole                   X
Freeport Mcmorn Cp&Gld B              COM                35671D857     205,703      2562     Sole                   X
Fuqi International Inc                COM NEW            36102A207     228,252     12716     Sole                   X
General Electric Company              COM                369604103     901,832     59606     Sole                   X
General Mills Inc                     COM                370334104     539,501      7619     Sole                   X
Goldman Sachs Group Inc               COM                38141G104     236,207      1399     Sole                   X
Google Inc Class A                    CL A               38259P508     265,971       429     Sole                   X
Green Mtn Coffee Roaster              COM                393122106     737,629      9054     Sole                   X
Greenhaven Cont Cmdty                 UNIT BEN TRUST     395258106     527,400     20038     Sole                   X
Hatteras Financial Corp               COM                41902R103     589,844     21096     Sole                   X
Hewlett-Packard Company               COM                428236103     737,417     14316     Sole                   X
Huntsman Corporation                  COM                447011107     124,190     11000     Sole                   X
Ims Health Inc                        COM                449934108     310,424     14740     Sole                   X
Intel Corp                            COM                458140100     226,950     11125     Sole                   X
Intl Business Machines                COM                459200101     883,444      6749     Sole                   X
Ishares Iboxx Investop                IBOX               464287242     978,802      9398     Sole                   X
iShares MSCI Cda Idx Fd               MSCI               464286509     592,188     22491     Sole                   X
Ishares Msci Grmny Idx                MSCI GERMAN        464286806     380,717     16966     Sole                   X
iShares NASDAQ Biotech                NASDQ BIO INDX     464287556     563,236      6883     Sole                   X
Ishares Russell Midcap                RUSSELL            464287481   1,259,591     27781     Sole                   X
Ishares S&P North Am Fd               S&P                464287531     281,347     10428     Sole                   X
Ishares Silver TRUST                  ISHARES            46428Q109     216,959     13118     Sole                   X
Ishares Tr Lehman Bd Fd               BARCLYS 1-3        464287457   1,034,843     12474     Sole                   X
Ishares Tr Lehman Bd Fd               BARCLY USAGG B     464287226   1,508,431     14618     Sole                   X
Ishares Tr Russell 1000 Growth        RUSSELL            464287614   1,011,678     20294     Sole                   X
Johnson and Johnson                   COM                478160104   1,281,814     19901     Sole                   X
Jpmorgan Chase & Co                   COM                46625H100     848,901     20372     Sole                   X
Juniper Networks Inc                  COM                48203R104     309,639     11610     Sole                   X
L H C Group                           COM                50187A107     362,988     10800     Sole                   X
L-3 Communications Hldgs              COM                502424104     636,648      7322     Sole                   X
M G I C Investment Corp               COM                552848103     140,049     24230     Sole                   X
Magellan Midstream Ptnrs              COM                559080106     404,356      9332     Sole                   X
Market Vectors Etf TRUST              MV STEEL INDEX     57060U308     384,869      6256     Sole                   X
Marvel Entertainment Inc              COM                57383T103     586,227     10840     Sole                   X
Mc Donalds Corp                       COM                580135101     727,364     11649     Sole                   X
McKesson Corp                         COM                58155Q103     661,875     10590     Sole                   X
Medcohealth Solutions                 COM                58405U102     371,637      5815     Sole                   X
Medtronic Inc                         COM                585055106     743,438     16904     Sole                   X
Merck & Co Inc                        COM                58933Y105     535,786     14663     Sole                   X
Micron Technology Inc                 COM                595112103     114,048     10800     Sole                   X
Microsoft Corp                        COM                594918104     930,684     30534     Sole                   X
Mueller Water Products A              COM SER A          624758108     102,284     19670     Sole                   X
Nasdaq 100 Shares                     UNIT SER 1         73935A104     271,801      5941     Sole                   X
New Jersey Resource Corp              COM                646025106     443,377     11855     Sole                   X
Nice Systems Ltd Adr                  SPONSORED ADR      653656108     320,240     10317     Sole                   X
Nike Inc Class B                      CL B               654106103     668,496     10118     Sole                   X
Oracle Corporation                    COM                68389X105     875,574     35694     Sole                   X
Pepsico Incorporated                  COM                713448108     722,730     11887     Sole                   X
Plains All Amern Ppln Lp              COM                726503105     220,385      4170     Sole                   X
Powershares Water Resources           WATER RESOURCE     73935X575     323,729     19201     Sole                   X
Powershs Db US Dollar Tr              DOLL INDX BULL     73936D107     561,398     24324     Sole                   X
Powershs Dynamic Oil & Gas Ser        DYN OIL SVCS       73935X625     643,428     37938     Sole                   X
Powershs Exch Trad Fd Tr              DIV ACHV PRTF      73935X732     456,153     36580     Sole                   X
Precision Castparts Corp              COM                740189105     355,327      3220     Sole                   X
Pride Intl Inc Del                    COM                74153Q102     333,396     10448     Sole                   X
Procter and Gamble                    COM                742718109   1,385,614     22854     Sole                   X
Proshares Short Etf                   PROSHARES TR       74347X849     844,982     16729     Sole                   X
Proshares Short S&P                   PSHS SHRT S&P 500  74347R503   1,022,923     19462     Sole                   X
Qualcomm Inc                          COM                747525103     249,758      5399     Sole                   X
Republic Services Inc                 COM                760759100     408,542     14431     Sole                   X
Royal Bk Cda Montreal                 COM                780087102     317,873      5936     Sole                   X
Rydex SP Equal Weight                 S&P 500 EQ TRD     78355W106     703,594     17799     Sole                   X
Schweitzer-Mauduit Intl               COM                808541106     381,789      5427     Sole                   X
Sector Spdr Health Fund               SBI HEALTHCARE     81369Y209     472,948     15222     Sole                   X
Semiconductor Holders Tr              DEP RCPT           816636203     809,596     28997     Sole                   X
Silverado Gld Mines Newf              COM                827906207         378     63000     Sole                   X
Skyworks Solutions Inc                COM                83088M102     356,737     25140     Sole                   X
Spdr Barclays Capital                 BRCLYS YLD ETF     78464A417     555,022     14301     Sole                   X
Spdr S&P Emerging Asia                ASIA PACIF ETF     78463X301     434,176      5853     Sole                   X
StreetTracks Gold Shares              GOLD SHS           78463V107   1,580,784     14731     Sole                   X
Telecom Argentina Adr                 SPON ADR REP B     879273209     359,898     21397     Sole                   X
Telefonica Spon Adr                   ADR                879382208     522,000      6250     Sole                   X
Teva Pharm Inds Ltd Adrf              ADR                881624209   1,405,399     25016     Sole                   X
Textainer Group Hldgs    SHS          Equities           G8766E109     349,999     20710     Sole                   X
Thomas & Betts Corp Tenn              COM                884315102     296,019      8271     Sole                   X
Toronto Dominion Bank                 COM                891160509     339,754      5417     Sole                   X
United States Nat Gas Fd              COM                912318102     168,981     16764     Sole                   X
United Technologies Corp              COM                913017109     609,697      8784     Sole                   X
Valmont Industries Inc                COM                920253101     293,874      3746     Sole                   X
Vanguard Bond Index Fund              TOTAL BND MRKT     921937835   1,061,829     13511     Sole                   X
Vanguard Intl Eq Indx Fd              EMR MKT ETF        922042858     908,806     22166     Sole                   X
Vanguard Small Cap Grwth              SML CP GRW         922908595     562,239      9391     Sole                   X
Wellpoint Inc                         COM                94973V107     332,894      5711     Sole                   X
Western Digital Corp                  COM                958102105     375,584      8507     Sole                   X
Zhongpin Inc                          COM                98952K107     351,974     22548     Sole                   X

                                                                    66,896,567 1,830,463
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